Related Party Disclosures - Summary of Transactions Between Related Parties Amount (Details) - Other Related Parties - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Transactions Between Related Parties [Line Items]
Purchases of various goods and services from entities controlled by ATHOS KG	€ 2,296	€ 2,071	€ 2,431
Purchases of property and other assets from entities controlled by ATHOS KG	2,349		4,748
Total	€ 4,645	€ 2,071	€ 7,179